U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin  53202

February 24, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Wall Street EWM Funds Trust (the “Trust”)
Securities Act Registration No.: 333-173481 Investment Company Registration No.: 811-22548

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A for the purpose of adding an Institutional share class to the Evercore Wealth Management Macro Opportunity Fund (the “Fund”), a series of the Trust.

Please note that the Staff last provided a full review of the Trust’s registration statement filed on Form N-1A on April 14, 2011, and the Trust responded to the Staff’s comments in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on June 28, 2011.  Therefore, pursuant to Release No. IC-13768, we would like to request that Post-Effective Amendment No. 2 be afforded limited review covering only those sections of the registration statement related to the addition of the Institutional share class.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective sixty (60) days after filing or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act to be effective not earlier than the effective date of this Post-Effective Amendment No. 2.  The purpose of the 485(b) filing will be to address Staff comments and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures